Redeemable non-controlling interest	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest
5.	Redeemable non-controlling interest
In connection with the acquisition of the 84% controlling interest in Koin on August 20, 2020 (see Note 4 for details), we recognized $2,655 for the 16% redeemable non-controlling
interest held by the former owners. The terms of the agreement provide us with the right to call the former owners’
non-controlling
interest in Koin, and the former owners the right to put their non-controlling
interests in Koin back to us, assuming we do not exercise our call right, at dates and prices defined in the agreement. The put price is fixed at $2,880.
The
non-controlling
interest was not redeemable during 2020 and 2021, but it is probable of becoming redeemable (the redemption depends solely on the passage of time). Accordingly, we record the non-controlling
interest at the greater of (i) its acquisition date fair value as adjusted for its share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date, February 20, 2022. The accretion of the non-controlling
interest to its earliest redemption value is recorded using an interest method. We adopted a policy to charge the carrying value adjustment to retained earnings or, absent retained earnings, additional paid-in
capital and will reduce net income available to our common shareholders in the calculation of earnings per share in accordance with the two-class
method. We record the
non-controlling
interest amount in the “mezzanine” section of our consolidated balance sheets, outside of shareholders’ equity.
We recorded adjustments of $1,355 and $78 to reflect the redemption value as of December 31, 2021 and 2020, respectively. In January 2022, we acquired the non-controlling
interest. See Note 31.

Reconciliation of changes in redeemable
non-controlling
interests

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$2,621	$—
Initial fair value of redeemable non-controlling interest of acquired businesses	—	2,655
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	(1,237)	(282)
Other comprehensive loss attributable to redeemable non-controlling interest	(143)	170
Additional paid-in-capital adjustments:
Adjustment to redemption value	1,355	78

Balance, end of year	$2,596	$2,621